Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
The Company has obligations under operating lease arrangements that require the following minimum annual payments during the respective fiscal years:

2015	$3,946
2016	4,978
2017	5,890
2018	4,969
2019	4,960
Thereafter	33,125

$57,868